Investments In Affiliate - Summarized financial information of the affiliates (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	$ 414,249	$ 386,155	$ 382,155
December 31, 2013 [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Non-current assets	49,072
Current assets	3,184
Total assets of affiliates	52,256
Current liabilities	2,196
Period July 12, 2013 to December 31, 2013 [Member]
Affiliate jointly - owned companies - summarized financial information [Line Items]
Voyage revenue	5,580
Net income	$ 1,410